DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell US Multifactor ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 2.2%
Activision Blizzard, Inc.	1,758	$130,004
Alphabet, Inc., Class A*	728	73,521
Alphabet, Inc., Class C*	595	60,363
AT&T, Inc.	11,096	213,931
Cable One, Inc.(a)	24	17,383
Charter Communications, Inc., Class A*	157	61,433
Comcast Corp., Class A	1,701	62,325
DISH Network Corp., Class A*	457	7,335
Electronic Arts, Inc.	1,489	194,731
Fox Corp., Class A	4,562	148,037
Fox Corp., Class B	2,015	61,498
Frontier Communications Parent, Inc.*	3,912	100,812
IAC, Inc.*	97	5,033
Interpublic Group of Cos., Inc.	15,784	542,338
Liberty Broadband Corp., Class C*	270	24,532
Liberty Media Corp.-Liberty Formula One, Class C*	1,073	65,389
Liberty Media Corp-Liberty SiriusXM, Class A*(a)	905	39,657
Liberty Media Corp-Liberty SiriusXM, Class C*	2,073	90,860
Live Nation Entertainment, Inc.*	506	36,817
Lumen Technologies, Inc.(a)	10,056	55,006
Meta Platforms, Inc., Class A*	80	9,448
New York Times Co., Class A	3,039	111,379
News Corp., Class A	3,519	67,389
News Corp., Class B	1,696	32,987
Nexstar Media Group, Inc.	1,045	198,090
Omnicom Group, Inc.	5,565	443,864
Paramount Global, Class B(a)	1,559	31,305
Sirius XM Holdings, Inc.(a)	10,615	68,891
Take-Two Interactive Software, Inc.*	391	41,325
T-Mobile US, Inc.*	188	28,474
Verizon Communications, Inc.	2,046	79,753
Warner Bros Discovery, Inc.*	1,074	12,244
World Wrestling Entertainment, Inc., Class A(a)	624	49,845

(Cost $3,291,858)		3,165,999

Consumer Discretionary - 9.3%
Advance Auto Parts, Inc.	2,463	371,888
Airbnb, Inc., Class A*	73	7,456
Amazon.com, Inc.*	38	3,669
Aptiv PLC*	164	17,494
Aramark	651	27,082
AutoNation, Inc.*(a)	2,491	308,660
AutoZone, Inc.*	370	954,230
Bath & Body Works, Inc.	413	17,552
Best Buy Co., Inc.	2,893	246,773
Booking Holdings, Inc.*	32	66,542
BorgWarner, Inc.	5,348	227,343
Boyd Gaming Corp.	136	8,341
Bright Horizons Family Solutions, Inc.*	94	6,975
Brunswick Corp.	746	55,353
Burlington Stores, Inc.*(a)	139	27,200
CarMax, Inc.*(a)	927	64,297
Carter’s, Inc.	1,002	73,186
Chipotle Mexican Grill, Inc.*	94	152,934
Choice Hotels International, Inc.	731	90,074
Churchill Downs, Inc.	216	47,943
Columbia Sportswear Co.	1,141	102,222
D.R. Horton, Inc.	1,558	133,988
Darden Restaurants, Inc.	463	68,056
Deckers Outdoor Corp.*	203	80,973
Dick’s Sporting Goods, Inc.	1,060	126,755
Dollar General Corp.	1,588	406,020
Dollar Tree, Inc.*	1,919	288,407
Domino’s Pizza, Inc.	394	153,160
eBay, Inc.	2,700	122,688

Expedia Group, Inc.*	481	51,390
Five Below, Inc.*	176	28,311
Floor & Decor Holdings, Inc., Class A*(a)	344	25,673
Ford Motor Co.	12,654	175,891
Garmin Ltd.	1,307	121,538
General Motors Co.	879	35,652
Gentex Corp.	7,841	226,605
Genuine Parts Co.	4,284	785,386
Grand Canyon Education, Inc.*	2,285	258,365
H&R Block, Inc.	2,468	107,876
Hanesbrands, Inc.(a)	2,046	13,749
Harley-Davidson, Inc.	948	44,679
Hasbro, Inc.	1,469	92,283
Hilton Worldwide Holdings, Inc.	197	28,096
Home Depot, Inc.	250	80,997
Hyatt Hotels Corp., Class A*	103	10,333
Kohl’s Corp.	876	28,102
Lear Corp.	793	114,382
Leggett & Platt, Inc.	1,400	49,854
Lennar Corp., Class A	1,584	139,123
Lithia Motors, Inc.	596	142,629
LKQ Corp.	7,072	384,222
Lowe’s Cos., Inc.	1,455	309,260
Lululemon Athletica, Inc.*	253	96,218
Macy’s, Inc.	1,297	30,479
Marriott International, Inc., Class A	231	38,196
Marriott Vacations Worldwide Corp.	52	7,747
Mattel, Inc.*	4,345	79,209
McDonald’s Corp.	366	99,841
MGM Resorts International	229	8,441
Mohawk Industries, Inc.*	559	56,643
Newell Brands, Inc.(a)	3,622	46,977
NIKE, Inc., Class B	639	70,092

NVR, Inc.*	79	366,482
O’Reilly Automotive, Inc.*	900	778,086
Penske Automotive Group, Inc.	1,696	214,459
Petco Health & Wellness Co., Inc.*	541	5,973
Polaris, Inc.	601	68,550
Pool Corp.	172	56,659
PulteGroup, Inc.	3,525	157,849
PVH Corp.	251	16,862
Ralph Lauren Corp.(a)	1,166	131,898
Ross Stores, Inc.	1,115	131,202
Service Corp. International	5,337	381,329
Skechers U.S.A., Inc., Class A*	1,762	74,304
Starbucks Corp.	1,073	109,661
Tapestry, Inc.	2,350	88,760
Target Corp.	1,192	199,147
Thor Industries, Inc.(a)	421	36,265
TJX Cos., Inc.	5,074	406,174
Toll Brothers, Inc.	1,484	71,098
TopBuild Corp.*	154	23,728
Tractor Supply Co.	3,208	726,002
Travel + Leisure Co.	606	23,555
Ulta Beauty, Inc.*	416	193,373
Vail Resorts, Inc.	135	34,768
VF Corp.	1,441	47,294
Victoria’s Secret & Co.*(a)	5,595	257,370
Whirlpool Corp.	1,667	244,266
Williams-Sonoma, Inc.(a)	743	86,857
Wyndham Hotels & Resorts, Inc.	369	27,055
Yum! Brands, Inc.	2,972	382,378

(Cost $11,679,387)		13,386,904

Consumer Staples - 7.6%
Albertsons Cos., Inc., Class A	4,813	100,832
Altria Group, Inc.	5,044	234,949
Archer-Daniels-Midland Co.	15,771	1,537,672
BJ’s Wholesale Club Holdings, Inc.*	7,015	527,809
Brown-Forman Corp., Class A	210	15,328
Brown-Forman Corp., Class B	722	52,720
Bunge Ltd.	3,442	360,859
Campbell Soup Co.	3,332	178,828
Casey’s General Stores, Inc.	1,318	320,300
Church & Dwight Co., Inc.	3,295	269,762
Clorox Co.	1,588	236,056
Coca-Cola Co.	926	58,903
Colgate-Palmolive Co.	3,375	261,495
Conagra Brands, Inc.	6,312	239,730
Constellation Brands, Inc., Class A	613	157,756
Costco Wholesale Corp.	523	282,028
Darling Ingredients, Inc.*	3,328	239,050
Estee Lauder Cos., Inc., Class A	533	125,676
Flowers Foods, Inc.	7,652	229,943
General Mills, Inc.	4,732	403,640
Grocery Outlet Holding Corp.*	1,325	40,108
Hershey Co.	1,596	375,331
Hormel Foods Corp.	1,741	81,827
Ingredion, Inc.	1,847	180,951
J M Smucker Co.	2,488	383,177
Kellogg Co.	4,345	316,968
Keurig Dr Pepper, Inc.	3,108	120,186
Kimberly-Clark Corp.	2,501	339,211
Kraft Heinz Co.	3,200	125,920
Kroger Co.	16,846	828,655
Lamb Weston Holdings, Inc.	663	57,615
McCormick & Co., Inc.	1,770	150,769
Molson Coors Beverage Co., Class B	3,467	191,066
Mondelez International, Inc., Class A	2,702	182,682
Monster Beverage Corp.*	1,687	173,525
Olaplex Holdings, Inc.*	952	5,683
PepsiCo, Inc.	561	104,071
Philip Morris International, Inc.	1,672	166,648
Pilgrim’s Pride Corp.*(a)	1,385	36,232
Post Holdings, Inc.*	1,716	160,635
Procter & Gamble Co.	392	58,471
Reynolds Consumer Products, Inc.(a)	1,074	34,325

Seaboard Corp.	13	51,387
Spectrum Brands Holdings, Inc.	115	6,126
Sysco Corp.	1,385	119,816
Tyson Foods, Inc., Class A	7,899	523,546
US Foods Holding Corp.*	1,169	42,762
Walgreens Boots Alliance, Inc.	7,485	310,627
Walmart, Inc.	329	50,146

(Cost $9,816,908)		11,051,802

Energy - 4.0%
Antero Midstream Corp.	2,053	23,260
Baker Hughes Co.	3,586	104,066
Cheniere Energy, Inc.	822	144,146
Chesapeake Energy Corp.	6,253	647,186
Chevron Corp.	613	112,369
ConocoPhillips	1,815	224,171
Coterra Energy, Inc.	2,026	56,546
Devon Energy Corp.	925	63,381
Diamondback Energy, Inc.	336	49,735
DT Midstream, Inc.	2,021	121,927
Enviva, Inc.(a)	936	53,118
EOG Resources, Inc.	2,061	292,518
EQT Corp.	613	25,997
Exxon Mobil Corp.	1,274	141,847
Halliburton Co.	660	25,007
Hess Corp.	949	136,571
HF Sinclair Corp.	4,671	291,190
Kinder Morgan, Inc.	11,441	218,752
Marathon Oil Corp.	5,792	177,409
Marathon Petroleum Corp.	5,663	689,810
NOV, Inc.	849	19,069
Occidental Petroleum Corp.	738	51,284

ONEOK, Inc.	2,125	142,205
Ovintiv, Inc.	784	43,716
PDC Energy, Inc.	288	21,404
Phillips 66	7,096	769,490
Pioneer Natural Resources Co.	674	159,057
Schlumberger N.V.	1,593	82,119
Targa Resources Corp.	344	25,590
Texas Pacific Land Corp.	23	59,628
Valero Energy Corp.	4,984	665,962
Williams Cos., Inc.	5,726	198,692

(Cost $4,428,966)		5,837,222

Financials - 13.5%
Affiliated Managers Group, Inc.	1,167	187,210
Aflac, Inc.	3,882	279,232
AGNC Investment Corp. REIT	3,832	38,282
Allstate Corp.	4,257	570,012
Ally Financial, Inc.	1,285	34,708
American Express Co.	546	86,044
American Financial Group, Inc.	1,045	148,620
American International Group, Inc.	2,778	175,320
Ameriprise Financial, Inc.	617	204,813
Annaly Capital Management, Inc. REIT(a)	4,426	95,911
Aon PLC, Class A	522	160,922
Apollo Global Management, Inc.	3,731	258,894
Arch Capital Group Ltd.*	12,652	757,981
Ares Management Corp., Class A	226	17,716
Arthur J Gallagher & Co.	1,088	216,632
Assurant, Inc.	2,005	257,081
Assured Guaranty Ltd.	1,362	90,668
Axis Capital Holdings Ltd.	2,940	169,226
Bank of America Corp.	202	7,646
Bank of Hawaii Corp.	462	37,270
Bank of New York Mellon Corp.	1,778	81,610
Bank OZK	1,298	59,903
Berkshire Hathaway, Inc., Class B*	420	133,812
BlackRock, Inc.	55	39,380
Blackstone, Inc.	2,856	261,410
Brighthouse Financial, Inc.*	335	18,673
Brown & Brown, Inc.	3,795	226,144
Capital One Financial Corp.	672	69,377
Carlyle Group, Inc.	6,424	200,236
Cboe Global Markets, Inc.	2,167	274,862
Charles Schwab Corp.	202	16,673
Chubb Ltd.	1,753	384,941
Cincinnati Financial Corp.	6,602	732,558
Citigroup, Inc.	735	35,581
Citizens Financial Group, Inc.	1,417	60,053
CME Group, Inc.	222	39,183
CNA Financial Corp.	589	25,080
Comerica, Inc.	781	56,029
Commerce Bancshares, Inc.	921	69,001
Credit Acceptance Corp.*	443	209,964
Cullen/Frost Bankers, Inc.	405	58,753
Discover Financial Services	1,261	136,642
East West Bancorp, Inc.	1,085	76,178
Equitable Holdings, Inc.	227	7,205
Erie Indemnity Co., Class A	696	196,543
Evercore, Inc., Class A	1,963	226,098
Everest Re Group Ltd.	1,652	558,277
FactSet Research Systems, Inc.	1,001	461,751
Fidelity National Financial, Inc.	6,182	249,506
Fifth Third Bancorp	1,961	71,302
First American Financial Corp.	6,156	336,425
First Citizens BancShares, Inc., Class A	14	11,430
First Hawaiian, Inc.	1,304	34,621
First Horizon Corp.	3,439	85,459
First Republic Bank	236	30,116
FNB Corp.	3,486	49,153
Franklin Resources, Inc.	6,561	175,900
Globe Life, Inc.	1,788	214,489
Goldman Sachs Group, Inc.	201	77,616
Hanover Insurance Group, Inc.	1,378	202,979
Hartford Financial Services Group, Inc.	4,310	329,155

Huntington Bancshares, Inc.	5,489	84,970
Interactive Brokers Group, Inc., Class A	824	66,167
Intercontinental Exchange, Inc.	842	91,197
Invesco Ltd.	4,074	77,854
Janus Henderson Group PLC	4,049	102,399
Jefferies Financial Group, Inc.	5,568	211,528
JPMorgan Chase & Co.	97	13,404
Kemper Corp.	140	7,969
KeyCorp	3,852	72,456
KKR & Co., Inc.	921	47,818
Lazard Ltd., Class A	4,269	156,288
Lincoln National Corp.	527	20,521
Loews Corp.	3,819	222,075
LPL Financial Holdings, Inc.	874	206,885
M&T Bank Corp.	599	101,842
Markel Corp.*	478	633,274
MarketAxess Holdings, Inc.	144	38,581
Marsh & McLennan Cos., Inc.	2,138	370,259
MetLife, Inc.	2,193	168,203
MGIC Investment Corp.	11,010	151,167
Moody’s Corp.	524	156,294
Morgan Stanley	555	51,654
Morningstar, Inc.	360	88,247
MSCI, Inc.	310	157,427
Nasdaq, Inc.	2,194	150,201
New York Community Bancorp, Inc.(a)	4,286	40,074
Northern Trust Corp.	643	59,870
Old Republic International Corp.	17,190	421,155
OneMain Holdings, Inc.	691	27,198
PacWest Bancorp	569	14,862
Pinnacle Financial Partners, Inc.	546	45,804
PNC Financial Services Group, Inc.	368	61,920

Popular, Inc.	1,001	73,093
Primerica, Inc.	484	72,131
Principal Financial Group, Inc.	2,053	184,113
Progressive Corp.	3,699	488,823
Prosperity Bancshares, Inc.	946	71,489
Prudential Financial, Inc.	1,514	163,557
Raymond James Financial, Inc.	2,881	336,789
Regions Financial Corp.	5,514	127,980
Reinsurance Group of America, Inc.	885	127,794
RenaissanceRe Holdings Ltd.	401	75,753
Rithm Capital Corp. REIT	7,989	72,301
Ryan Specialty Holdings, Inc.*(a)	344	13,856
S&P Global, Inc.	307	108,310
SEI Investments Co.	4,219	262,759
Signature Bank	98	13,671
SLM Corp.	4,644	81,084
Starwood Property Trust, Inc. REIT	505	10,812
State Street Corp.	233	18,563
Stifel Financial Corp.	1,693	108,775
SVB Financial Group*	51	11,821
Synchrony Financial	2,757	103,608
Synovus Financial Corp.	801	33,746
T. Rowe Price Group, Inc.(a)	1,853	231,458
Tradeweb Markets, Inc., Class A	449	27,596
Travelers Cos., Inc.	2,332	442,637
Truist Financial Corp.	1,463	68,483
Umpqua Holdings Corp.	3,043	61,682
Unum Group	2,746	115,826
US Bancorp	1,544	70,082
Virtu Financial, Inc., Class A	2,424	53,764
Voya Financial, Inc.	1,715	113,156
W.R. Berkley Corp.	4,248	324,037
Webster Financial Corp.	479	26,029
Wells Fargo & Co.	510	24,455
Willis Towers Watson PLC	3,322	817,744
Wintrust Financial Corp.	535	48,915
Zions Bancorp NA	1,584	82,083

(Cost $17,399,413)		19,566,594

Health Care - 11.6%
Abbott Laboratories	933	100,372
AbbVie, Inc.	624	100,576
ABIOMED, Inc.*	106	40,046
Acadia Healthcare Co., Inc.*	558	49,695
Agilent Technologies, Inc.	1,264	195,895
Align Technology, Inc.*	27	5,310
AmerisourceBergen Corp.	1,140	194,587
Amgen, Inc.	624	178,714
Avantor, Inc.*	618	13,769
Azenta, Inc.	184	11,079
Baxter International, Inc.	733	41,436
Becton Dickinson and Co.	774	192,989
Biogen, Inc.*	89	27,160
BioMarin Pharmaceutical, Inc.*	475	47,965
Bio-Rad Laboratories, Inc., Class A*	626	259,608
Bio-Techne Corp.	1,072	91,109
Boston Scientific Corp.*	1,970	89,182
Bristol-Myers Squibb Co.	2,599	208,648
Bruker Corp.	869	58,579
Cardinal Health, Inc.	6,687	536,097
Catalent, Inc.*	447	22,408
Centene Corp.*	3,166	275,600
Charles River Laboratories International, Inc.*	105	24,000
Chemed Corp.	611	317,720
Cigna Corp.	1,224	402,561
Cooper Cos., Inc.	925	292,624
CVS Health Corp.	4,433	451,634
Danaher Corp.	193	52,768
DaVita, Inc.*	957	70,560
DENTSPLY SIRONA, Inc.	1,203	36,403
Dexcom, Inc.*	133	15,465
Doximity, Inc., Class A*(a)	1,222	41,536
Edwards Lifesciences Corp.*	1,457	112,553
Elanco Animal Health, Inc.*	520	6,692

Elevance Health, Inc.	541	288,310
Eli Lilly & Co.	124	46,014
Encompass Health Corp.	1,371	80,176
Enhabit, Inc.*	683	9,774
Enovis Corp.*	355	19,216
Envista Holdings Corp.*	1,381	47,120
Exelixis, Inc.*	2,711	46,304
Gilead Sciences, Inc.	5,459	479,464
Globus Medical, Inc., Class A*	1,181	87,264
HCA Healthcare, Inc.	1,130	271,449
Henry Schein, Inc.*	7,953	643,557
Hologic, Inc.*	11,454	872,337
Horizon Therapeutics PLC*	781	78,326
Humana, Inc.	85	46,741
ICU Medical, Inc.*	462	73,564
IDEXX Laboratories, Inc.*	129	54,937
Incyte Corp.*	2,289	182,365
Integra LifeSciences Holdings Corp.*	645	35,436
Intuitive Surgical, Inc.*	226	61,108
Ionis Pharmaceuticals, Inc.*	590	24,066
IQVIA Holdings, Inc.*	496	108,138
Jazz Pharmaceuticals PLC*	105	16,476
Johnson & Johnson	243	43,254
Laboratory Corp. of America Holdings	2,454	590,678
Masimo Corp.*	187	27,104
McKesson Corp.	4,488	1,712,980
Medtronic PLC	665	52,562
Merck & Co., Inc.	1,038	114,305
Mettler-Toledo International, Inc.*	159	233,660
Molina Healthcare, Inc.*	2,879	969,561
Neurocrine Biosciences, Inc.*	448	56,923

Organon & Co.	13,297	345,988
PerkinElmer, Inc.	415	57,988
Perrigo Co. PLC	869	28,008
Pfizer, Inc.	3,450	172,948
Premier, Inc., Class A	7,259	242,088
QIAGEN NV*	3,715	184,041
Quest Diagnostics, Inc.	7,088	1,076,171
QuidelOrtho Corp.*	300	26,283
Regeneron Pharmaceuticals, Inc.*	965	725,390
Repligen Corp.*	141	25,216
ResMed, Inc.	626	144,105
Royalty Pharma PLC, Class A	2,128	93,568
Seagen, Inc.*	125	15,174
Sotera Health Co.*	557	4,645
STERIS PLC	159	29,533
Stryker Corp.	328	76,716
Syneos Health, Inc.*	417	14,712
Teleflex, Inc.	209	48,931
Thermo Fisher Scientific, Inc.	69	38,655
United Therapeutics Corp.*	925	258,898
UnitedHealth Group, Inc.	90	49,298
Universal Health Services, Inc., Class B	1,016	132,944
Veeva Systems, Inc., Class A*	119	22,653
Vertex Pharmaceuticals, Inc.*	1,254	396,766
Viatris, Inc.	10,224	112,771
Waters Corp.*	688	238,461
West Pharmaceutical Services, Inc.	581	136,337
Zimmer Biomet Holdings, Inc.	472	56,687
Zoetis, Inc.	549	84,623

(Cost $14,919,807)		16,778,107

Industrials - 16.3%
3M Co.	1,167	147,007
A O Smith Corp.	4,803	291,734
Acuity Brands, Inc.	824	155,151
Advanced Drainage Systems, Inc.	681	66,234
AECOM	4,217	358,445
AGCO Corp.	1,844	244,736
Alaska Air Group, Inc.*	1,061	50,334
Allegion PLC	1,300	147,745
Allison Transmission Holdings, Inc.	5,209	233,363
AMERCO*	3,888	245,605
AMERCO	432	27,346
AMETEK, Inc.	1,209	172,186
Armstrong World Industries, Inc.	534	40,803
Booz Allen Hamilton Holding Corp.	2,036	216,630
Builders FirstSource, Inc.*	1,227	78,442
BWX Technologies, Inc.	1,894	115,326
C.H. Robinson Worldwide, Inc.	5,400	541,188
CACI International, Inc., Class A*	1,519	474,384
Carlisle Cos., Inc.	500	131,555
Carrier Global Corp.	4,311	191,063
Caterpillar, Inc.	583	137,827
Cintas Corp.	426	196,718
Clean Harbors, Inc.*	661	79,320
Copa Holdings SA, Class A*	137	12,005
Copart, Inc.*	2,974	197,949
CoStar Group, Inc.*	331	26,824
Crane Holdings Co.	2,191	232,115
CSX Corp.	6,452	210,916
Cummins, Inc.	2,088	524,422
Curtiss-Wright Corp.	1,320	233,178
Deere & Co.	262	115,542
Delta Air Lines, Inc.*	2,316	81,917
Donaldson Co., Inc.	3,046	185,562
Dover Corp.	1,655	234,927
Driven Brands Holdings, Inc.*	344	10,461
Dun & Bradstreet Holdings, Inc.	1,595	21,469
Eaton Corp. PLC	1,113	181,920
Emerson Electric Co.	2,314	221,612
Equifax, Inc.	305	60,198
Esab Corp.	2,198	104,053
Expeditors International of Washington, Inc.	5,144	597,013
Fastenal Co.	5,804	298,964

FedEx Corp.	763	139,034
Flowserve Corp.	1,007	31,579
Fortive Corp.	1,212	81,871
Fortune Brands Home & Security, Inc.	1,396	91,215
FTI Consulting, Inc.*	2,068	357,392
Gates Industrial Corp. PLC*	650	7,553
Generac Holdings, Inc.*	39	4,115
General Dynamics Corp.	1,511	381,361
General Electric Co.	155	13,325
Graco, Inc.	3,220	225,303
GXO Logistics, Inc.*	2,984	139,830
HEICO Corp.	301	48,855
HEICO Corp., Class A	388	49,191
Hertz Global Holdings, Inc.*	2,730	46,956
Hexcel Corp.	146	8,753
Honeywell International, Inc.	433	95,065
Howmet Aerospace, Inc.	937	35,297
Hubbell, Inc.	1,151	292,423
Huntington Ingalls Industries, Inc.	399	92,552
IAA, Inc.*	595	22,235
IDEX Corp.	750	178,117
Illinois Tool Works, Inc.	937	213,139
Ingersoll Rand, Inc.	2,009	108,426
ITT, Inc.	513	43,359
Jacobs Solutions, Inc.	992	125,528
JB Hunt Transport Services, Inc.	2,964	545,050
JetBlue Airways Corp.*	1,047	8,334
Johnson Controls International PLC	2,776	184,437
KBR, Inc.	3,199	165,292
Kirby Corp.*	563	39,292
Knight-Swift Transportation Holdings, Inc.	7,790	431,800

L3Harris Technologies, Inc.	1,269	288,165
Landstar System, Inc.	2,716	469,814
Leidos Holdings, Inc.	5,137	561,628
Lennox International, Inc.	457	119,016
Lincoln Electric Holdings, Inc.	1,768	261,452
Lockheed Martin Corp.	807	391,548
ManpowerGroup, Inc.	1,989	174,077
Masco Corp.	5,817	295,387
MasTec, Inc.*	395	35,878
MDU Resources Group, Inc.	3,362	105,869
Mercury Systems, Inc.*	316	16,059
Middleby Corp.*	330	47,583
MSA Safety, Inc.	180	25,382
MSC Industrial Direct Co., Inc., Class A	1,329	114,068
Nordson Corp.	921	217,807
Norfolk Southern Corp.	759	194,683
Northrop Grumman Corp.	827	441,031
nVent Electric PLC	3,128	125,151
Old Dominion Freight Line, Inc.	1,038	314,109
Oshkosh Corp.	125	11,509
Otis Worldwide Corp.	3,624	282,998
Owens Corning	3,345	297,170
PACCAR, Inc.	4,122	436,561
Parker-Hannifin Corp.	561	167,705
Pentair PLC	3,106	142,162
Quanta Services, Inc.	484	72,542
Raytheon Technologies Corp.	865	85,393
Republic Services, Inc.	2,050	285,544
Robert Half International, Inc.	5,276	415,643
Rockwell Automation, Inc.	209	55,222
Rollins, Inc.	3,847	155,573
RXO, Inc.*	715	13,585
Ryder System, Inc.	2,144	200,443
Schneider National, Inc., Class B	3,983	102,602
Science Applications International Corp.	2,662	293,113
Sensata Technologies Holding PLC	808	36,441
SiteOne Landscape Supply, Inc.*	383	48,078
Snap-on, Inc.	2,031	488,659
Southwest Airlines Co.*	2,788	111,269
Stanley Black & Decker, Inc.	191	15,609
Stericycle, Inc.*	576	30,027
Tetra Tech, Inc.	1,730	267,441
Textron, Inc.	4,039	288,304
Timken Co.	519	39,434
Toro Co.	1,887	209,438
Trane Technologies PLC	734	130,960
TransDigm Group, Inc.	30	18,855
TransUnion	763	48,130
Trex Co., Inc.*	311	14,272
Union Pacific Corp.	586	127,414
United Parcel Service, Inc., Class B	1,192	226,158
United Rentals, Inc.*	392	138,388
Univar Solutions, Inc.*	1,389	46,018
Valmont Industries, Inc.	274	92,793
Verisk Analytics, Inc.	1,073	197,121
W.W. Grainger, Inc.	716	431,791
Waste Management, Inc.	2,369	397,329
Watsco, Inc.	1,096	294,802
WESCO International, Inc.*	611	78,770
Westinghouse Air Brake Technologies Corp.	1,837	185,702
WillScot Mobile Mini Holdings Corp.*	2,276	109,726
Woodward, Inc.	611	58,534
XPO Logistics, Inc.*	715	27,613
Xylem, Inc.	626	70,331

(Cost $20,282,241)		23,546,747

Information Technology - 15.8%
Accenture PLC, Class A	399	120,071
Adobe, Inc.*	144	49,670
Advanced Micro Devices, Inc.*	610	47,354
Akamai Technologies, Inc.*	4,428	420,040
Allegro MicroSystems, Inc.*	942	29,334
Amdocs Ltd.	9,025	801,961
Amphenol Corp., Class A	5,523	444,215

Analog Devices, Inc.	106	18,222
ANSYS, Inc.*	549	139,611
Apple, Inc.	2,101	311,011
Applied Materials, Inc.	1,768	193,773
Arista Networks, Inc.*	1,447	201,567
Arrow Electronics, Inc.*	4,798	521,734
Aspen Technology, Inc.*	940	216,670
Atlassian Corp., Class A*	149	19,601
Autodesk, Inc.*	325	65,634
Automatic Data Processing, Inc.	1,103	291,346
Avnet, Inc.	3,921	177,112
Black Knight, Inc.*	2,236	138,610
Broadcom, Inc.	195	107,451
Broadridge Financial Solutions, Inc.	1,467	218,744
Cadence Design Systems, Inc.*	3,441	591,990
CDW Corp.	518	97,715
Ciena Corp.*	3,301	148,413
Cirrus Logic, Inc.*	3,947	294,880
Cisco Systems, Inc.	2,566	127,581
Cognex Corp.	583	29,022
Cognizant Technology Solutions Corp., Class A	15,361	955,608
Coherent Corp.*(a)	1,301	47,708
Concentrix Corp.	809	99,005
Corning, Inc.	13,713	468,025
Datadog, Inc., Class A*	65	4,926
Dell Technologies, Inc., Class C	11,064	495,557
Dolby Laboratories, Inc., Class A	2,350	175,944
Dropbox, Inc., Class A*	5,473	128,944
DXC Technology Co.*	1,212	35,960
Entegris, Inc.	1,354	104,651

EPAM Systems, Inc.*	182	67,082
Euronet Worldwide, Inc.*	333	30,952
F5, Inc.*	2,055	317,723
Fair Isaac Corp.*	226	140,057
Fidelity National Information Services, Inc.	388	28,161
First Solar, Inc.*	1,057	182,364
Fiserv, Inc.*	801	83,592
FleetCor Technologies, Inc.*	512	100,454
Fortinet, Inc.*	5,782	307,371
Gartner, Inc.*	2,637	923,926
Gen Digital, Inc.	13,555	311,223
Genpact Ltd.	5,068	233,685
Global Payments, Inc.	311	32,276
GLOBALFOUNDRIES, Inc.*(a)	269	17,310
Globant SA*	417	78,137
GoDaddy, Inc., Class A*	1,474	116,638
Guidewire Software, Inc.*	274	16,251
Hewlett Packard Enterprise Co.	55,211	926,441
HP, Inc.	60,109	1,805,674
HubSpot, Inc.*	26	7,879
Intel Corp.	4,324	130,023
International Business Machines Corp.	1,486	221,265
Intuit, Inc.	148	60,323
IPG Photonics Corp.*	138	12,562
Jabil, Inc.	6,971	503,236
Jack Henry & Associates, Inc.	1,777	336,475
Juniper Networks, Inc.	8,869	294,806
Keysight Technologies, Inc.*	1,809	327,230
KLA Corp.	1,285	505,198
Lam Research Corp.	355	167,695
Lattice Semiconductor Corp.*	2,121	154,472
Littelfuse, Inc.	600	147,900
Lumentum Holdings, Inc.*(a)	1,622	89,113
Manhattan Associates, Inc.*	732	92,188
Mastercard, Inc., Class A	75	26,730
Microchip Technology, Inc.	2,963	234,640
Micron Technology, Inc.	4,204	242,361
Microsoft Corp.	749	191,100
MKS Instruments, Inc.	512	42,936
Monolithic Power Systems, Inc.	678	258,969
Motorola Solutions, Inc.	1,192	324,462
National Instruments Corp.	1,963	80,522
NCR Corp.*	471	11,243
NetApp, Inc.	4,538	306,814
NVIDIA Corp.	62	10,492
ON Semiconductor Corp.*	1,464	110,093
Oracle Corp.	1,095	90,918
Palo Alto Networks, Inc.*	722	122,668
Paychex, Inc.	2,552	316,525
Paycom Software, Inc.*	291	98,678
Paycor HCM, Inc.*	365	10,556
Paylocity Holding Corp.*	158	34,417
PTC, Inc.*	658	83,704
Pure Storage, Inc., Class A*	2,810	82,024
Qorvo, Inc.*	1,151	114,237
QUALCOMM, Inc.	1,703	215,412
Roper Technologies, Inc.	455	199,695
Salesforce, Inc.*	74	11,858
ServiceNow, Inc.*	163	67,857
Skyworks Solutions, Inc.	1,724	164,849
SS&C Technologies Holdings, Inc.	3,133	168,430
Switch, Inc., Class A	1,756	60,143
Synopsys, Inc.*	1,716	582,651
Teradata Corp.*	1,765	60,275
Teradyne, Inc.	2,960	276,612
Texas Instruments, Inc.	1,694	305,699
Trimble, Inc.*	1,449	86,578
Tyler Technologies, Inc.*	101	34,617
Universal Display Corp.	94	10,586
VeriSign, Inc.*	1,175	234,777
Viasat, Inc.*	551	18,784
Visa, Inc., Class A	120	26,040
VMware, Inc., Class A*	463	56,250

Vontier Corp.	2,162	42,440
Western Digital Corp.*	1,025	37,669
Western Union Co.	9,955	145,940
WEX, Inc.*	49	8,288
Workday, Inc., Class A*	470	78,913
Zebra Technologies Corp., Class A*	256	69,192

(Cost $21,396,160)		22,866,986

Materials - 8.3%
Air Products and Chemicals, Inc.	442	137,091
Albemarle Corp.	85	23,629
Alcoa Corp.	1,292	64,768
Amcor PLC	23,904	295,214
AptarGroup, Inc.	546	57,952
Ashland, Inc.	1,150	128,651
Avery Dennison Corp.	584	112,905
Axalta Coating Systems Ltd.*	2,322	62,322
Ball Corp.	2,496	139,976
Berry Global Group, Inc.	3,175	186,055
Celanese Corp.	3,161	339,175
CF Industries Holdings, Inc.	5,101	551,877
Chemours Co.	1,993	61,883
Cleveland-Cliffs, Inc.*(a)	3,513	54,381
Corteva, Inc.	7,195	483,216
Crown Holdings, Inc.	1,139	93,637
Dow, Inc.	6,479	330,235
DuPont de Nemours, Inc.	5,554	391,613
Eagle Materials, Inc.	1,246	169,880
Eastman Chemical Co.	2,230	193,163
Ecolab, Inc.	213	31,914
Element Solutions, Inc.	1,723	33,702
FMC Corp.	1,389	181,459

Freeport-McMoRan, Inc.	3,658	145,588
Graphic Packaging Holding Co.	5,262	120,921
Huntsman Corp.	14,759	410,005
International Paper Co.	6,917	256,759
Linde PLC	477	160,501
Louisiana-Pacific Corp.	4,264	272,043
LyondellBasell Industries NV, Class A	5,326	452,763
Martin Marietta Materials, Inc.	285	104,447
Mosaic Co.	2,577	132,200
NewMarket Corp.	123	38,870
Newmont Corp.	3,928	186,462
Nucor Corp.	8,814	1,321,659
Olin Corp.	5,014	285,698
Packaging Corp. of America	3,073	417,590
PPG Industries, Inc.	746	100,874
Reliance Steel & Aluminum Co.	4,524	955,876
Royal Gold, Inc.	1,304	146,478
RPM International, Inc.	2,468	255,734
Sealed Air Corp.	3,310	176,191
Sherwin-Williams Co.	564	140,538
Silgan Holdings, Inc.	3,448	182,399
Sonoco Products Co.	1,376	84,445
Southern Copper Corp.(a)	774	47,230
SSR Mining, Inc.	423	6,413
Steel Dynamics, Inc.	9,641	1,001,989
United States Steel Corp.	3,628	95,380
Valvoline, Inc.	2,044	67,411
Vulcan Materials Co.	511	93,682
Westlake Corp.	936	100,760
Westrock Co.	3,866	146,599

(Cost $10,287,994)		12,032,203

Real Estate - 4.2%
Alexandria Real Estate Equities, Inc. REIT	340	52,907
American Homes 4 Rent, Class A REIT	1,320	43,652
American Tower Corp. REIT	220	48,675
Americold Realty Trust, Inc. REIT	233	6,955
Apartment Income REIT Corp. REIT	3,771	143,487
AvalonBay Communities, Inc. REIT	821	143,593
Boston Properties, Inc. REIT	618	44,545
Brixmor Property Group, Inc. REIT	2,137	49,536
Camden Property Trust REIT	841	101,197
CBRE Group, Inc., Class A*	5,287	420,845
Cousins Properties, Inc. REIT	1,970	51,969
Crown Castle, Inc. REIT	287	40,590
CubeSmart REIT	1,754	72,598
Digital Realty Trust, Inc. REIT	828	93,117
Douglas Emmett, Inc. REIT	583	10,098
EastGroup Properties, Inc. REIT	528	81,967
Equinix, Inc. REIT	38	26,245
Equity LifeStyle Properties, Inc. REIT	1,624	107,866
Equity Residential REIT	3,003	194,775
Essex Property Trust, Inc. REIT	391	86,169
Extra Space Storage, Inc. REIT	1,760	282,814
Federal Realty Investment Trust REIT	514	57,105
First Industrial Realty Trust, Inc. REIT	2,718	137,395
Gaming and Leisure Properties, Inc. REIT	1,248	65,657
Healthcare Realty Trust, Inc. REIT	1,543	31,678
Healthpeak Properties, Inc. REIT	2,676	70,272
Highwoods Properties, Inc. REIT	2,512	74,858
Host Hotels & Resorts, Inc. REIT	890	16,857
Invitation Homes, Inc. REIT	1,502	49,010
Iron Mountain, Inc. REIT	2,522	137,020
Jones Lang LaSalle, Inc.*	1,333	224,171
Kilroy Realty Corp. REIT	2,248	97,159
Kimco Realty Corp. REIT	4,714	108,045
Lamar Advertising Co., Class A REIT	1,333	133,487
Life Storage, Inc. REIT	1,017	109,317
Medical Properties Trust, Inc. REIT(a)	5,784	75,886
Mid-America Apartment Communities, Inc. REIT	939	154,822
National Retail Properties, Inc. REIT	1,585	73,481
National Storage Affiliates Trust REIT	749	29,818
Omega Healthcare Investors, Inc. REIT(a)	855	25,889
Prologis, Inc. REIT	3,687	434,292

Public Storage REIT	891	265,482
Rayonier, Inc. REIT	2,487	89,234
Realty Income Corp. REIT	609	38,410
Regency Centers Corp. REIT	1,212	80,513
Rexford Industrial Realty, Inc. REIT	857	47,383
SBA Communications Corp. REIT	215	64,349
Simon Property Group, Inc. REIT	611	72,978
SL Green Realty Corp. REIT	675	28,323
Spirit Realty Capital, Inc. REIT	651	26,964
STORE Capital Corp. REIT	819	26,126
Sun Communities, Inc. REIT	484	71,100
UDR, Inc. REIT	1,077	44,663
Ventas, Inc. REIT	133	6,188
VICI Properties, Inc. REIT	3,079	105,302
Vornado Realty Trust REIT(a)	481	12,164
Welltower, Inc. REIT	216	15,342
Weyerhaeuser Co. REIT	20,977	686,158
WP Carey, Inc. REIT(a)	1,365	107,562

(Cost $6,184,912)		5,998,060

Utilities - 6.3%
AES Corp.	5,099	147,463
Alliant Energy Corp.	3,088	173,854
Ameren Corp.	3,138	280,286
American Electric Power Co., Inc.	3,277	317,214
American Water Works Co., Inc.	1,109	168,302
Atmos Energy Corp.	488	58,658
Avangrid, Inc.(a)	780	33,361
Brookfield Renewable Corp., Class A	966	31,501

CenterPoint Energy, Inc.	5,734	178,385
CMS Energy Corp.	7,176	438,238
Consolidated Edison, Inc.	3,977	389,905
Constellation Energy Corp.	700	67,284
Dominion Energy, Inc.	2,586	158,030
DTE Energy Co.	5,100	591,651
Duke Energy Corp.	2,276	227,441
Edison International	2,716	181,048
Entergy Corp.	3,314	385,319
Essential Utilities, Inc.	3,125	150,750
Evergy, Inc.	4,617	273,373
Eversource Energy	3,266	270,621
Exelon Corp.	8,835	365,504
FirstEnergy Corp.	8,590	354,252
Hawaiian Electric Industries, Inc.	3,633	149,244
IDACORP, Inc.	1,571	173,643
National Fuel Gas Co.	5,660	374,862
NextEra Energy, Inc.	872	73,858
NiSource, Inc.	10,448	291,917
NRG Energy, Inc.	14,648	621,808
OGE Energy Corp.	4,764	192,751
Pinnacle West Capital Corp.	2,683	210,133
PPL Corp.	6,308	186,212
Public Service Enterprise Group, Inc.	2,450	148,347
Sempra Energy	1,390	231,004
Southern Co.	3,378	228,488
UGI Corp.	7,990	308,813
Vistra Corp.	1,777	43,234
WEC Energy Group, Inc.	3,038	301,187
Xcel Energy, Inc.	3,798	266,696

(Cost $8,459,943)		9,044,637

TOTAL COMMON STOCKS (Cost $128,147,589)		143,275,261

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 ETF
(Cost $225,042)	1,050	235,525

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $63,248)	63,248	63,248

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $700,445)	700,445	700,445

TOTAL INVESTMENTS - 99.8% (Cost $129,136,324)		$144,274,479
Other assets and liabilities, net - 0.2%		305,125

NET ASSETS - 100.0%		$144,579,604

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
304,334	—	(241,086)	(d)	—	—	1,108	—	63,248	63,248
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
657,286	1,379,973	(1,336,814)		—	—	4,010	—	700,445	700,445

961,620	1,379,973	(1,577,900)		—	—	5,118	—	763,693	763,693

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $2,119,203, which is 1.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,069,033.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
S&P Mid 400 E-Mini Futures	USD	2	$488,020	$515,960	12/16/2022	$27,940
S&P 500 E-Mini Futures	USD	2	382,387	408,125	12/16/2022	25,738

Total unrealized appreciation						$53,678

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$143,275,261	$—	$—	$143,275,261
Exchange-Traded Funds	235,525	—	—	235,525
Short-Term Investments(a)	763,693	—	—	763,693
Derivatives(b)
Futures Contracts	53,678	—	—	53,678

TOTAL	$144,328,157	$—	$—	$144,328,157

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEUS-PH1

R-089711-1 (5/24) DBX005195 (5/24)